Average Annual Total Returns - VIPSectorFunds-InitialComboPRO - VIPSectorFunds-InitialComboPRO - VIP Energy Portfolio	Apr. 30, 2025
VIP Energy Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	4.30%
Past 5 years	12.41%
Past 10 years	4.45%
SP001
Average Annual Return:
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%
F1509
Average Annual Return:
Past 1 year	6.67%
Past 5 years	12.76%
Past 10 years	4.51%